Operating Segments - Additional Information (Details)	6 Months Ended
	Dec. 31, 2021 USD ($) Segment Industry Geographicalarea	Dec. 31, 2020 USD ($)
Disclosure of operating segments [abstract]
Number of operating segment | Industry	1
Number of geographical area | Geographicalarea	2
Number of reporting segment | Segment	1
Royalty income | $	$ 45,048	$ 31,288